Financial instruments (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current derivative financial assets	R$ 137	R$ 158
Non-current derivative financial assets	210	72
Derivative financial assets	347	230
Current derivative financial liabilities	58	195
Non-current derivative financial liabilities	141	82
Derivative financial liabilities	199	277
Derivative financial assets and liabilities	(148)	47
Non Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(3)	(16)
Increase (decrease) in credit derivative, fair value	67
Credit derivative financial settlement	(54)
Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(201)	63
Increase (decrease) in credit derivative, fair value	(202)
Credit derivative financial settlement	(62)
Braskem Holanda Swap Nafta Gasolina [Member] | Non Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(3)	(16)
Increase (decrease) in credit derivative, fair value	67
Credit derivative financial settlement	(54)
Braskem S A Dollar Call And Put Options [Member] | Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(37)	(65)
Increase (decrease) in credit derivative, fair value	11
Credit derivative financial settlement	17
Braskem S A Dollar Swap C D I [Member] | Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(36)	152
Increase (decrease) in credit derivative, fair value	(91)
Credit derivative financial settlement	(97)
Braskem S A Swap C R A [Member] | Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, fair value at end of period	(128)	R$ (24)
Increase (decrease) in credit derivative, fair value	(122)
Credit derivative financial settlement	R$ 18